The Gabelli Go Anywhere Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.5%
	Health Care — 11.2%
25,000	Achaogen Inc.†	$11,408
3,000	Allergan plc	439,230
11,000	Bausch Health Cos. Inc.†	271,700
6,500	Bristol-Myers Squibb Co.	310,115
13,500	BTG plc†	146,731
3,500	Celgene Corp.†	330,190
10,000	Clementia Pharmaceuticals Inc.†	261,000
4,000	Clovis Oncology Inc.†	99,280
240	Covetrus Inc.†	7,644
46,000	Cutera Inc.†	812,360
600	Henry Schein Inc.†	36,066
6,500	Idorsia Ltd.†	114,366
6,000	Immune Design Corp.†	35,100
500	Incyte Corp.†	43,005
2,000	Johnson & Johnson	279,580
15,500	NeoGenomics Inc.†	317,130
13,000	Nightstar Therapeutics plc, ADR†	329,810
20,000	Pacific Biosciences of California Inc.†	144,600
18,000	Patterson Cos. Inc.	393,300
7,000	Spark Therapeutics Inc.†	797,160
1,500	Stallergenes Greer plc†	61,416
107	Tivity Health Inc.†	1,879
3,700	Zimmer Biomet Holdings Inc.	472,490

		5,715,560

	Diversified Industrial — 6.5%
3,000	Ampco-Pittsburgh Corp.†	9,900
21,000	EnPro Industries Inc.	1,353,450
15,000	Griffon Corp.	277,200
12,000	Multi-Color Corp.	598,680
8,000	Myers Industries Inc.	136,880
14,000	Textron Inc.	709,240
10,000	Trinity Industries Inc.	217,300

		3,302,650

	Telecommunications — 6.4%
60,000	ARRIS International plc†	1,896,600
10,000	CenturyLink Inc.	119,900
500	Finisar Corp.†	11,585
6,000	Inmarsat plc	43,372
7,500	Millicom International Cellular SA, SDR	455,374
3,000	Parrot SA†	10,735
900	Quantenna Communications Inc.†	21,897
56,023	Sistema PJSC FC, GDR	157,537
50,000	Sprint Corp.†	282,500
4,400	United States Cellular Corp.†	202,004
30,000	VEON Ltd., ADR	62,700

		3,264,204

	Machinery — 6.3%
20,000	Astec Industries Inc.	755,200

Shares		Market Value
100,000	CNH Industrial NV, Borsa Italiana	$1,016,759
84,000	CNH Industrial NV, New York	856,800
33,000	Twin Disc Inc.†	549,450
15,000	UQM Technologies Inc.†	24,750

		3,202,959

	Financial Services — 5.8%
3,000	Bank of America Corp.	82,770
6,000	Citigroup Inc.	373,320
7,750	Ellie Mae Inc.†	764,848
6,500	Flushing Financial Corp.	142,545
4,086	Icahn Enterprises LP.	296,235
44,384	MoneyGram International Inc.†	90,543
500	Oslo Bors VPS Holding ASA	9,159
7,000	Solium Capital Inc.†	99,944
5,912	Steel Partners Holdings LP†	82,650
10,000	The Bank of New York Mellon Corp.	504,300
400	The Navigators Group Inc.	27,948
1,000	The PNC Financial Services Group Inc.	122,660
4,000	Waddell & Reed Financial Inc., Cl. A	69,160
6,500	Wells Fargo & Co.	314,080

		2,980,162

	Computer Software and Services — 5.4%
1,000	Business & Decision†	8,312
20,000	Diebold Nixdorf Inc.†	221,400
25,000	Digi International Inc.†	316,750
1,400	First Data Corp., Cl. A†	36,778
700	GrubHub Inc.†	48,629
45,000	Hewlett Packard Enterprise Co.	694,350
7,500	Luxoft Holding Inc.†	440,325
2,500	Red Hat Inc.†	456,750
2,000	Rockwell Automation Inc.	350,920
600	The Ultimate Software Group Inc.†	198,078

		2,772,292

	Energy and Utilities — 5.3%
500	Alerion Cleanpower SpA	1,587
1,500	American Midstream Partners LP	7,755
1,800	Anadarko Petroleum Corp.	81,864
9,600	CNX Resources Corp.†	103,392
500	Connecticut Water Service Inc.	34,325
7,359	Dominion Energy Inc.	564,141
11,000	Dril-Quip Inc.†	504,350
2,300	InfraREIT Inc., REIT†	48,231
200	Marathon Petroleum Corp.	11,970
50,000	Mueller Water Products Inc., Cl. A	502,000
8,200	National Fuel Gas Co.	499,872
18,000	The AES Corp.	325,440
200	Valener Inc.	3,914
60,000	Weatherford International plc†	41,880

		2,730,721

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage — 4.7%
4,000	Campbell Soup Co.	$152,520
2,400	Chr. Hansen Holding A/S	243,267
20,000	Cott Corp.	292,200
5,000	Dairy Crest Group plc	40,441
50,000	Davide Campari-Milano SpA	490,768
1,400	Diageo plc, ADR	229,054
1,000	Fomento Economico Mexicano SAB de CV, ADR	92,280
1,000	National Beverage Corp.	57,730
1,000	Nestlé SA	95,305
1,100	Pernod Ricard SA	197,429
1,600	Remy Cointreau SA	213,403
2,400	The J.M. Smucker Co.	279,600

		2,383,997

	Building and Construction — 4.3%
3,333	Arcosa Inc.	101,823
22,000	Armstrong Flooring Inc.†	299,200
2,000	Bouygues SA	71,456
27,500	Herc Holdings Inc.†	1,071,950
15,000	USG Corp.	649,500

		2,193,929

	Media — 3.8%
2,500	Sinclair Broadcast Group Inc., Cl. A	96,200
40,000	Tribune Media Co., Cl. A	1,845,600

		1,941,800

	Equipment and Supplies — 3.8%
10,000	CIRCOR International Inc.†	326,000
15,000	Flowserve Corp.	677,100
25,600	Mueller Industries Inc.	802,304
1,000	Stratasys Ltd.†	23,820
3,800	The Eastern Co.	104,576

		1,933,800

	Automotive: Parts and Accessories — 3.1%
1,000	Dana Inc.	17,740
8,000	Modine Manufacturing Co.†	110,960
7,000	Navistar International Corp.†	226,100
29,000	Uni-Select Inc.	300,775
7,000	WABCO Holdings Inc.†	922,810

		1,578,385

	Entertainment — 3.0%
3,000	Cherry AB, Cl. B†	28,105
26,000	Grupo Televisa SAB, ADR	287,560
1,000	International Speedway Corp., Cl. A	43,630
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	83,820
3,000	Liberty Media Corp.- Liberty Braves, Cl. C†	83,310
11,039	Reading International Inc., Cl. A†	176,182

Shares		Market Value
439	Reading International Inc., Cl. B†	$11,085
28,800	Sirius XM Holdings Inc.	163,296
12,000	Viacom Inc., Cl. A	389,400
10,000	Viacom Inc., Cl. B	280,700

		1,547,088

	Consumer Products — 2.5%
205	Accell Group NV	5,692
7,000	Edgewell Personal Care Co.†	307,230
6,500	Energizer Holdings Inc.	292,045
11,000	Mattel Inc.†	143,000
35,000	Newell Brands Inc.	536,900

		1,284,867

	Metals and Mining — 2.3%
1,500	Allegheny Technologies Inc.†	38,355
10,000	Freeport-McMoRan Inc.	128,900
69,500	Goldcorp Inc.	795,080
18,000	TimkenSteel Corp.†	195,480

		1,157,815

	Cable and Satellite — 2.1%
3,000	Intelsat SA†	46,980
38,000	Iridium Communications Inc.†	1,004,720

		1,051,700

	Hotels and Gaming — 1.9%
30,000	Belmond Ltd., Cl. A†	747,900
4,000	International Game Technology plc	51,960
1,600	Wynn Resorts Ltd.	190,912

		990,772

	Retail — 1.9%
4,000	Cars.com Inc.†	91,200
40,000	GNC Holdings Inc., Cl. A†	109,200
16,000	Hertz Global Holdings Inc.†	277,920
4,000	Ingles Markets Inc., Cl. A	110,480
60,000	J.C. Penney Co. Inc.†	89,400
17,000	Lands’ End Inc.†	282,370
25,000	Rite Aid Corp.†	15,875

		976,445

	Agriculture — 1.8%
17,000	Bunge Ltd.	902,190

	Publishing — 1.7%
10,000	Meredith Corp.	552,600
15,057	The E.W. Scripps Co., Cl. A	316,197

		868,797

	Specialty Chemicals — 1.5%
18,384	GCP Applied Technologies Inc.†	544,166
3,000	Oil-Dri Corp. of America	93,420
4,000	Valvoline Inc.	74,240

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
1,000	Versum Materials Inc.	$50,310

		762,136

	Real Estate — 1.3%
15,500	Griffin Industrial Realty Inc.	540,175
200	Tier REIT Inc., REIT	5,732
2,200	Vastned Retail Belgium NV, REIT	122,406

		668,313

	Semiconductors — 0.7%
3,000	Mellanox Technologies Ltd.†	355,080

	Home Furnishings — 0.6%
4,500	Bassett Furniture Industries Inc.	73,845
3,500	Hunter Douglas NV	234,783

		308,628

	Transportation — 0.3%
1,000	GATX Corp.	76,370
800	Lyft Inc., Cl. A†	62,632
600	PACCAR Inc.	40,884

		179,886

	Business Services — 0.3%
10,000	Travelport Worldwide Ltd.	157,300

	TOTAL COMMON STOCKS	45,211,476

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	0
3,600	Ocera Therapeutics, CVR†(a)	1,404

		1,404

	Metals and Mining — 0.0%
67,000	Pan American Silver Corp., CVR†	20,100

	TOTAL RIGHTS	21,504

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Diversified Industrial — 0.3%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(b)	$163,179

	Telecommunications — 0.2%
100,000	Gogo Inc., 6.000%, 05/15/22(b)	97,317

	TOTAL CONVERTIBLE CORPORATE BONDS	260,496

	U.S. GOVERNMENT OBLIGATIONS — 11.0%
5,625,000	U.S. Treasury Bills, 2.362% to 2.496%††, 04/11/19 to 06/13/19	5,608,061

	TOTAL INVESTMENTS — 100.0% (Cost $50,328,559)	$51,101,537

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A securities amounted to $260,496 or 0.51% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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